Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 23, 2023
Entity Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 26, 2024
Document Effective Date	Mar. 29, 2024
Prospectus Date	Mar. 29, 2024
Saba Closed-End Funds ETF | Saba Closed-End Funds ETF
Prospectus:
Trading Symbol	CEFS
Akros Monthly Payout ETF | Akros Monthly Payout ETF
Prospectus:
Trading Symbol	MPAY